REVENUE (Details - Timing of revenue recognition) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 82,071	$ 1,431,104	$ 2,032,673	$ 7,884,480
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	32,168	463,295	796,716	2,552,462
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 49,903	$ 967,809	$ 1,235,957	$ 5,332,018